SECURTER SYSTEMS INC. - DISCONTINUANCE OF OPERATIONS (Details 2)	3 Months Ended				6 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 USD ($)
CASH PROVIDED BY (USED FOR): DISCONTINUED OPERATIONS ACTIVITIES
Net loss for the periods			$ (24,645)			$ (47,458)
Changes in Non-Cash Working Capital Accounts:
Change in GST Receivable				$ (1,380)		(1,380)
Change in trade and other payables		$ 0	(4,585)		$ 0	(4,492)
Net cash from (used in) discontinued operations		0	(30,610)		0	(53,330)
Cash invested in Securter Systems Inc.		0	55,288		0	81,838
Advances from minority interest		0	0		0	35
Increase in cash		$ 0	24,678		0	28,543
Cash, beginning of the period	$ 0		3,873		0	$ 8
Cash, end of the period	$ 0		$ 28,551		$ 0